DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Deferred Income

Deferred income mainly relates to cash received from research collaboration agreements prior to completion of the earnings process.

	As at December 31,
€ in thousands	2017	2016	2015
Within 1 year	21,905	22,118	55,738
In the second to the fifth year	10,791	11,504	30,385

Total deferred income*	32,696	33,622	86,123